Related undertakings (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of full list of related undertakings

Company name	Share class	Reg office
Australia
LNRS Data Services (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Limited	Ordinary	AUS2
RELX Holdings Australia Pty Ltd	Ordinary	AUS2
RELX Trading Australia Pty Limited	Ordinary	AUS2

Austria
LexisNexis Verlag ARD ORAC GmbH & Co KG	Partnership Interest	AUT2
ORAC GmbH	Ordinary	AUT2
RELX Austria GmbH	Ordinary	AUT3
RX CEE GmbH	Ordinary	AUT1
RX Salzburg GmbH	Ordinary	AUT3
Seminar Oberlaa GmbH	Ordinary	AUT4

Belgium
LexisNexis BV	Ordinary	BEL1
Henchman B.V.	Ordinary	BEL2

Brazil
Elsevier Editora Limiteda	Quotas	BRA1
Gestora de Inteligencia de Credito S.A. (20%)	Preferred, Ordinary	BRA6
LexisNexis Informacoes e Sistemas Empresariais Limiteda	Quotas	BRA4
LexisNexis Servicos de Analise de Risco Limiteda	Quotas	BRA5
MLex Brasil Midia Mercadologica Limiteda	Quotas	BRA3
Reed Exhibitions Alcantara Machado Limiteda	Quotas	BRA2

Canada
Corps Events IntCan	Class A Voting	CAN3
Elsevier Canada Inc.	Class A Common	CAN2
Human API Technologies Inc.	Voting	CAN4
LexisNexis Canada Inc.	Class B Voting	CAN1
PCLaw Time Matters Canada Inc.	Common	CAN5

China
Bakery China Exhibitions Co., Limited (25%)	Ordinary	CHN1
Beijing Medtime Elsevier Education Technology Co., Limited (49%)	Common	CHN2
Beijing Reed Elsevier Science and Technology Co Ltd[1]	Common	CHN19
C-One Energy (Guangzhou) Co., Limited	Ordinary	CHN5
Jingxunlingsi (Beijing) Information Technology Co Ltd[1]	Ordinary	CHN4
KeAi Communications Co., Limited (49%)	Ordinary	CHN15
LexisNexis Information Technology Co. Limited	Ordinary	CHN4
LexisNexis Risk Solutions (Shanghai) Information Technologies Co Limited	Common	CHN7
LNRS Data Services (Shanghai) Co Limited	Ordinary	CHN13
Peili Computer Co Ltd[1]	Ordinary	CHN13
Reed Elsevier Information Technology (Beijing) Co Limited	Common	CHN3
Reed Exhibitions (China) Co., Limited	Ordinary	CHN4
Reed Exhibitions Hengjin Co., Limited (51%)	Ordinary	CHN12
Reed Exhibitions Kuozhan (Shanghai) Co., Limited (60%)	Ordinary	CHN8
Reed Huabai Exhibitions (Beijing) Co., Limited (51%)	Ordinary	CHN4
RX Huabo Exhibitions (Shenzhen) Co., Limited (65%)	Ordinary	CHN16
Reed Huaqun Exhibitions Co., Limited (52%)	Ordinary	CHN4
Reed Sinopharm Exhibitions Co., Limited (50%)	Ordinary	CHN4
RX (China) Investment Co., Limited	Ordinary	CHN9
RX (Shenzhen) Co., Limited	Ordinary	CHN6
RX Huabo (Shenzhen) Technology Co. Limited[1]	Ordinary	CHN16
RX Technology (Shanghai) Co. Limited[1]	Ordinary	CHN18
Shanghai Datong Medical Information Technology Co., Limited	Ordinary	CHN17
Shanghai SinoReal Exhibitions Co., Limited (27.5%)	Ordinary	CHN11
Tianjin Beikeqilong Exhibition Services Limited (12.5%)	Ordinary	CHN10
Z&R Exhibitions Co., Limited (27.5%)	Ordinary	CHN14

Colombia
LexisNexis Risk Solutions SAS	Ordinary	COL1

Denmark
Elsevier A/S	Ordinary	DNK1

Egypt
Elsevier Egypt LLC	Ordinary	EGY1

Company name	Share class	Reg office
France
Elsevier Holding France SAS	Ordinary	FRA1
Elsevier Masson SAS	Ordinary	FRA1
Fircosoft SAS	Ordinary	FRA6
GIE EDI Data (83%)	Ordinary	FRA2
GIE Juris Data	Ordinary	FRA2
LexisNexis Business Information Solutions SA	Ordinary	FRA2
LexisNexis Business Information Solutions Holding SA	Ordinary	FRA4
LexisNexis SA	Ordinary	FRA2
Reed Exhibitions ISG SARL	Ordinary	FRA3
RELX France SAS	Ordinary	FRA3
RELX France Services SAS	Ordinary	FRA6
RX France SAS	Ordinary	FRA3
SAFI Salon Français et Internationaux (50%)	Ordinary	FRA5

Germany
Elsevier GmbH	Ordinary	DEU2
IPlytics GmbH	Ordinary	DEU6
LexisNexis GmbH	Ordinary	DEU3
PatentSight GmbH	Ordinary	DEU5
RELX Deutschland GmbH	Ordinary	DEU1
RX Deutschland GmbH	Ordinary	DEU7
Tschach Solutions GmbH	Ordinary	DEU4

Hong Kong
Ascend China Holding Limited (deregistration in progress)	Ordinary	HNK4
JC Exhibition and Promotion Limited (65%)	Ordinary	HNK4
JYLN Sager Limited	Ordinary	HNK2
LNRS Data Services (China) Limited	Ordinary	HNK1
Reed Exhibitions Limited	Ordinary	HNK4
RELX (Greater China) Limited	Ordinary	HNK3

India
FircoSoft India Private Limited (liquidation in progress)	Ordinary	IND2
Reed Elsevier Publishing (India) Private Limited	Ordinary	IND1
Reed Manch Exhibitions Private Limited	Ordinary	IND1
Reed Triune Exhibitions Private Limited	Ordinary	IND1
RELX India Private Limited	Ordinary	IND1

Indonesia
PT Reed Exhibitions Indonesia (70%)	Series A, Series B	IDN1
PT RELX Information Analytics Indonesia	Common	IDN2

Irish Republic
Elsevier (Ireland) Limited	Ordinary	IRL2
LexisNexis Risk Solutions (Europe) Limited	Ordinary	IRL1
RELX International Finance Designated Activity Company	Ordinary	IRL1

Israel
LexisNexis Israel Ltd	Ordinary	ISR1

Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
RX Italy SRL	Ordinary	ITA1

Japan
Elsevier Japan KK	Ordinary	JPN1
LexisNexis Japan KK	Ordinary	JPN2
RX Japan Ltd	Ordinary	JPN2

Kingdom of Saudi Arabia
RX Arabia LLC	Ordinary	KSA1

Korea (Republic of)
Elsevier Korea LLC	Ordinary	KOR1
LexisNexis Legal and Professional Service Korea Limited	Ordinary	KOR1
Reed Exhibitions Korea Limited	Ordinary	KOR2
Reed Exporum Limited (60%)	Ordinary	KOR3
Reed K. Fairs Limited (70%)	Ordinary	KOR4

28 Related undertakings (continued)

Company name	Share class	Reg office
Macau
Reed Exhibitions Macau Limited	Ordinary	MAC1

Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS1

Mexico
Human API Technologies, S. de R.L. de C.V.	Fixed	MEX2
Masson-Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Fixed	MEX1

Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Caselex B.V.	Ordinary	NLD1
Elsevier B.V.	Ordinary	NLD1
ICIS Benchmarking Europe B.V.	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LNRS Data Services B.V.	Ordinary	NLD1
Misset Uitgeverij B.V. (49%)	Ordinary	NLD2
RELX Employment Company B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX Nederland B.V.	Ordinary	NLD1
RELX Overseas B.V.	Ordinary RE	NLD1

New Zealand
LexisNexis NZ Limited	Ordinary	NZL1

Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Common	PHL1

Poland
AI Digital Contracts Sp. z.o.o.	Ordinary	POL1
Elsevier Sp. z.o.o.	Ordinary	POL2

Singapore
Elsevier (Singapore) Pte Limited	Ordinary	SGP1
LNRS Data Services Pte Limited	Ordinary	SGP1
RE (HAPL) Pte Limited	Ordinary	SGP1
RELX (Singapore) Pte Limited	Ordinary	SGP2

South Africa
LexisNexis (Pty) Limited (78%)	Ordinary	ZAF1
LexisNexis Risk Management (Pty) Limited (78%)	Ordinary	ZAF1
LexisNexis South Africa Shared Services (Pty) Limited	Ordinary	ZAF1
Reed Events Management (Pty) Limited (90%)	Ordinary	ZAF1
Reed Exhibitions (Pty) Limited (90%)	Ordinary	ZAF1
Reed Exhibitions Group (Pty) Limited (90%)	Ordinary	ZAF1
Reed Venue Management (Pty) Limited (90%)	Ordinary	ZAF1
RELX (Pty) Limited	Ordinary	ZAF1

Spain
Elsevier Espana S.L.U	Participations	ESP1

Sweden
Behaviometrics AB	A, B, and C shares	SWE1

Taiwan
Elsevier Taiwan LLC	Ordinary	TWN1

Thailand
Reed Tradex Company Limited (49%)	Ordinary	THA1
RELX Holding (Thailand) Co., Limited	Ordinary	THA2
RELX Information Analytics (Thailand) Co., Limited	Ordinary	THA3

Turkey
Elsevier STM Bilgi Hizmetleri Limited Sirketi	Ordinary	TUR1
Reed Tuyap Fuarcilik A.S. (50%)	A Ordinary, B Ordinary	TUR2

United Arab Emirates
Reed Exhibitions FZ-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2

Company name	Share class	Reg office
United Kingdom
Aistemos Limited	Ordinary	GBR3
Butterworths Limited	Ordinary	GBR3
Cordery Compliance Limited (71%)	Ordinary	GBR3
Cordery Limited (71%) (in dissolution)	Ordinary	GBR3
Crediva Limited	Ordinary	GBR4
Elsevier Limited	Ordinary	GBR5
Interfolio UK Limited (in dissolution)	Ordinary	GBR6
LexisNexis Risk Solutions UK Limited	Ordinary	GBR4
LNRS Data Services Holdings Limited	Ordinary	GBR1
LNRS Data Services Limited	Ordinary	GBR1
Mack-Brooks Exhibitions Limited	Ordinary	GBR2
MLex Limited	Ordinary	GBR3
Offshore Europe (Management) Limited	Ordinary	GBR2
Offshore Europe Partnership (50%)	Partnership Interest	GBR2
RE (HPL) Limited	Ordinary	GBR1
RE (RCB) Limited	Ordinary	GBR1
RE Secretaries Limited	Ordinary	GBR1
RE (SOE) Limited	Ordinary	GBR2
Reed Events Limited	Ordinary	GBR2
Reed Exhibitions Limited	Ordinary	GBR2
RELX Finance Limited	Ordinary	GBR1
RELX Group plc[2]	Ordinary	GBR1
RELX (Holdings) Limited	Ordinary	GBR1
RELX (Investments) plc	Ordinary	GBR1
Reed Nominees Limited (in dissolution)	Ordinary	GBR1
RELX Overseas Holdings Limited	Ordinary	GBR1
RELX (UK) Limited	Ordinary	GBR1
REV GP (UK) LLP (50%)	Membership Interest	GBR1
REV Venture Partners Limited	Ordinary	GBR1
REV V LP	Partnership Interest	GBR1
SciBite Limited	Ordinary	GBR6
Sustainable Energy Conferences Limited	Ordinary	GBR3
Tracesmart Limited	Ordinary	GBR4

United States
Accuity Asset Verification Services Inc.	Common Stock	USA1
American Textile Machinery Exhibition-International, Inc. (40%)	Common Stock	USA2
Aries Systems Corporation	Common Stock	USA2
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA2
Elsevier Holdings Inc.	Common Stock	USA3
Elsevier Inc.	Common Stock	USA2
Elsevier STM Inc.	Common Stock	USA3
Enclarity, Inc.	Common Stock	USA1
Gaming Business Asia, LLC (50%)	Membership Interest	USA2
Health Market Science, Inc.	Common Stock	USA1
HumanAPI Inc.	Common Stock	USA1
ID Analytics, LLC	Membership Interest	USA1
Jarvis Software LLC	Membership Interest	USA2
Knovel Corporation	Common Stock	USA2
Knowable Inc	Common Stock	USA2
Legal InQuery Solutions Inc.	Common Stock	USA5
LexisNexis Claims Solutions Inc.	Common Stock	USA1
LexisNexis Coplogic Solutions Inc.	Common Stock	USA1
LexisNexis of Puerto Rico, Inc.	Common Stock	USA7
LexisNexis Risk Data Management, LLC	Membership Interest	USA1
LexisNexis Risk Holdings Inc.	Common Stock	USA1
LexisNexis Risk Solutions Inc.	Common Stock	USA1
LexisNexis Risk Solutions FL Inc.	Common Stock	USA1
LexisNexis Special Services Inc.	Common Stock	USA4
LexisNexis VitalChek Network Inc.	Common Stock	USA1
LNRS Data Services Inc.	Common Stock	USA1
Matthew Bender & Company, Inc.	Common Stock	USA2
MLex US, Inc.	Common Stock	USA2
PCLaw Time Matters LLC (51%)	Membership Interest	USA8
Portfolio Media, Inc.	Common Stock	USA2
Reed Technology and Information Services LLC	Membership Interest	USA2
RELX Capital Inc.	Common Stock	USA3
RELX Inc.	Common Stock	USA2
RELX Risks Inc.	Common Stock	USA6

28 Related undertakings (continued)

Company name	Share class	Reg office
United States
REV IV Partnership LP	Partnership Interest	USA3
SAFI Americas LLC (50%)	Membership Interest	USA2
SageStream, LLC	Membership Interest	USA1
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA3
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA3
The Remick Publishers (50%)	Partnership Interest	USA2
ThreatMetrix, Inc.	Common Stock	USA1
World Compliance, Inc.	Common Stock	USA1

Vietnam
Reed Tradex Vietnam LLC	Ordinary	VIE1

Registered offices
Australia
AUS1:	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills, NSW 2153
AUS2:	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067

Austria
AUT1:	Messeplatz 1, 1020, Vienna
AUT2:	Trabrennstrasse 2A,1020, Vienna
AUT3:	Am Messezentrum 6, 5021, Salzburg
AUT4:	Nikolaus-Pytty-Gasse 9, 1140 Wien

Belgium
BEL1:	Oudenaardseheerweg 129, 9810 Nazareth
BEL2:	Moutstraat 64, bus 502, 9000 Ghent, Belgium

Brazil
BRA1:	Av. Almirante Barroso 81, Sala 33A114, 20031-004 Centro, Rio de Janeiro
BRA2:	Rua Bela Cintra no. 1200, 10th floor, Sao Paulo, 01415-002
BRA3:	Avenida Paulista 2300, Andar Pilotis, Sao Paulo, SP 01 310-300
BRA4:	Rua Funchal, 538, 4º Andar, Conj. 42, Salas 4, 5 e 6, Vila Olímpia, Sao Paulo, 04551-060
BRA5:	Alameda Rio Negro, 161 Alphaville Industrial, Barueri, Sao Paulo 06.454-000
BRA6:	Alameda Araguaia, Alphaville, Conjuntos 81-84, Centro Empresarial Araguaia, Barueri, Sao Paulo
2104, 8-9 Andar

Canada
CAN1:	111 Gordon Baker Road, Suite 900, Toronto, Ontario, M2H 3R1
CAN2:	26E-1501 av. McGill College, Montreal, Quebec, H3A 3N9
CAN3:	555 Richmond Street West, Suite 405, Toronto ON M5V 3B1
CAN4:	20th Floor, 250 Howe Street, Vancouver BC, V6C 3R8
CAN5:	199 Bay Street, 4000, Toronto, Ontario, M5L 1A9

China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044
CHN2:	Room 516, 5th Floor, Building 22, Area 11, No. 38, Xueyuan Road, Haidian District, Beijing, 100191
CHN3:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738
CHN4:	Ping An International Finance Centre, Room 1504-1505, 15th Floor, Tower A-101, 3-24 Floor, Xinyuan South Road, Chaoyang District, Beijing, 100027
CHN5:	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou
CHN6:	Unit 303, 3F, Tower 3 Kerry Plaza ,No.1 Zhong Xin Si Road, Fu Tian District, Shenzhen
CHN7:	Unit A-1, 5th Floor, No. 567, Tianshan West Road, Changning District, Shanghai
CHN8:	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070
CHN9:	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai
CHN10:	Room 1201, Yinhe Building, Yuexiu Road, Hexi District, Tianjin, 300201
CHN11:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai
CHN12:	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New District, Shanghai, 200000
CHN13:	4/F Block 3, No 999 Jingzhong Road, Changning District, Shanghai
CHN14:	A0208, 1st Floor, Building 2, Yard 66, Yanfu Road, Yancun Tow, Fangshan District, Beijing
CHN15:	16 Donghuangchenggen North Street, Beijing, 100717
CHN16:	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048
CHN17:	5/F Unit A, Digital China Centre No. 567 Tianshan West Road, ChangNing District, Shanghai, 200335
CHN18:	Room 726, 1256-1258 Wan Rong Road, Jing An District, Shanghai
CHN19:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 12C, Dong Cheng District, Beijing, 100738

Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogota, d.c., 76600

Denmark
DNK1:	Niels Jernes Vej 10, 9220, Aalborg East

Egypt
EGY1:	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo

28 Related undertakings (continued)

Registered offices
France
FRA1:	65 Rue Camille Desmoulins, 92130, Issy les Moulineaux
FRA2:	141 rue de Javel, 75015, Paris
FRA3:	52 Quai de Dion Bouton, 92800, Puteaux
FRA4:	Immeuble Technopolis, 350 rue Georges Besse, 30000, Nimes
FRA5:	6-8 rue Chaptal, 75009, Paris
FRA6:	Immeuble Vivacity, 151-155 rue de Bercy, 75012, Paris

Germany
DEU1:	Volklinger Strasse 4, 40219, Dusseldorf
DEU2:	Bernhard-Wicki-Strasse 3/5 80636 München
DEU3:	Heerdter Sandberg 30, 40549, Dusseldorf
DEU4:	Stephanienstrasse 86, 76133 Karlsruhe
DEU5:	Joseph-Schumpeter-Allee 33, 53227, Bonn
DEU6:	Ohlauer Str. 43, Aufgang C, c/o Thunderbolt Collective, 10999, Berlin
DEU7:	Johannstrasse 1, 40476 Düsseldorf

Hong Kong
HNK1:	Room 1917, 19/F, Lee Garden One, 33 Hysan Avenue, Causeway Bay
HNK2:	1505,15th Floor, Tower A, Ping An International Finance Center
HNK3:	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay
HNK4:	17th Floor, One Island East, Taikoo Place, 18 Westlands Road, Quarry Bay

India
IND1:	818, 8th Floor, Indraprakash Building, 21 Barakhamba Road, New Delhi, Delhi, 110001
IND2:	Ascendas International Tech Park, Crest Building 12th Floor, Taramani Road, Taramani, Chennai, 600113

Indonesia
IDN1:	APL Tower Central Park 26th Floor Unit T3 Jl. S. Parman Kav., 28, Grogol, Pertamburan Jakarta Barat 11470
IDN2:	Gedung World Trade Center, 3 Lt. 20 Spaces JL Jend Sudirman Kav 29-31, Karet Kuningan, Setiabudi,Kota Adm. Jakarta Selatan, DKI Jakarta 12940

Irish Republic
IRL1:	Riverside One, Sir John Rogerson’s Quay, Dublin 2, DO2 X576
IRL2:	4th Floor, South Block, Rockfield Central, Dundrum, Dublin, D16 R6VO

Israel
ISR1:	Meitar, Attorneys at Law, 16 Abba Hillel Road, Ramat Gan 5250608

Italy
ITA1:	Via Marostica 1, 20146, Milan
ITA2:	Studio Colombo e Associati, Via San Damiano 9, 20122, Milan

Japan
JPN1:	1-9-15 Higashi-Azabu, Minato-Ku Tokyo 106-0044
JPN2:	11F, Yaesu Central Tower, Tokyo Midtown Yaesu, 2-2-1 Yaesu Chuo-ku, Tokyo 104-0028

Kingdom of Saudi Arabia
KSA1:	Riyadh, Financial Boulevard 13519, Al Aqeeq District

Korea (Republic of)
KOR1:	206 Noksapyeong-daero, Yongsan-gu, 140-861, Seoul
KOR2:	1622-24 Block A, Tera Tower II, 201 Songpa-daero, Songpa-gu, Seoul
KOR3:	Story 2003 Bldg, 5, Baekjegobun-ro 9-gil, Songpa-gu, Seoul, 05561, Republic of Korea
KOR4:	1602-03 Block A, Tera Tower II, 201 Songpa-daero, Songpa-gu, Seoul, Korea

Macau
MAC1:	Rua De Xangai, No. 175 Edif. Associacao Comercial de Macau, 11 Andar, Bloco K

Malaysia
MYS1:	Suite 29-1, Level 29, Vertical Corporate, Tower B, Avenue 10, The Vertical, 59200 Bangsar South City, Kuala Lumpur
Mexico
MEX1:	Avenida Paseo de la Reforma 243, Piso 15, Col. Cuauhtemoc, Mexico City, 06500
MEX2:	Av. Miguel Hidalgo y Costilla 1995, piso 6 oficina 10 , Ladron de Guevara, Guadalajara, Jalisco, 44600

Netherlands
NLD1:	Radarweg 29, 1043 NX Amsterdam
NLD2:	Hanzestraat 1, 7006RH Doetinchem

Registered offices
New Zealand
NZL1:	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011

Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101

Poland
POL1:	Plac Grunwaldzki 23-27, 50-365 Wroclaw
POL2:	Al. JJana Pawla II, 22, 00-133, Warszawa

Singapore
SGP1:	3 Killiney Road, #08-01, Winsland House 1, 239519
SGP2:	9 Raffles Place, #26-01, Republic Plaza, 048619

South Africa
ZAF1:	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191

Spain
ESP1:	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona

Sweden
SWE1:	Aurorum 8, 977 75 Lulea

Taiwan
TWN1:	RM. N905, 9F., No. 96, Sec. 2, Zhongshan N. Rd., Zhongshan Dist, Taipei, 10449

Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500
THA2:	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Klongtoey, Bangkok, 10110
THA3:	The Offices at Central World, Office R06, 999/9 Rama I Road, Pathumwan, Bangkok 10330

Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Sisli-Maslak, Istanbul
TUR2:	Tuyap Fuar ve Kongre Merkezi, Cumhuriyet Mah. Hadimkoy Yolu Cad. No:9/4 , 34500 Buyukcekmece, Istanbul

United Arab Emirates
UAE1:	Office 303, 3rd Floor Arjaan Office Tower Al Sufouh Complex, PO Box 502425, Dubai Media City, Dubai
UAE2:	Al Sufouh Complex, Office nos. 404, 405, 406 & 407, Dubai Media City, Dubai

United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR
GBR2:	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN
GBR3:	Lexis House, 30 Farringdon Street, London, EC4A 4HH
GBR4:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN
GBR5:	125 London Wall, London, EC2Y 5AS
GBR6:	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, CB10 1DR

United States
USA1:	1000 Alderman Dr., Alpharetta, GA 30005
USA2:	230 Park Ave, New York, NY 10169
USA3:	Suite 501, 1105 North Market St, Wilmington, DE 19801
USA4:	1150 18th St, NW, Washington, DC 20036
USA5:	9443 Springboro Pike, Miamisburg, OH 45342
USA6:	c/o Aon Insurance Managers (USA) Inc, 100 Bank Street, Suite 630 Burlington, Vermont 05401
USA7:	#1095 Wilson, Ste 3, San Juan, PR 00907
USA8:	2235 Gateway Access Point, Suite 300, Raleigh, NC, 27607

Vietnam
VIE1:	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District. Binh Thanh, Ho Chi Minh City

[1]	Nominee companies controlled by the group based on management's assessments

[2]	Directly held by the Company

Summary of subsidiaries taking advantage of audit exemption

Company name	Registration number
Aistemos Limited	08644182
Butterworths Limited	02826955
Cordery Compliance Limited	07931532
Crediva Limited	06567484
Interfolio UK Ltd (in dissolution)	07820803
LNRS Data Services Holdings Limited	00052790
Mack-Brooks Exhibitions Limited	00967560
MLex Limited	05488651
Offshore Europe (Management) Limited	02318214
RE (HPL) Limited	00598514
RE (RCB) Limited	03396524
RE (SOE) Limited	02330299
Reed Events Limited	05893942
Reed Nominees Limited (in dissolution)	00251020
RELX (Holdings) Limited	05807690
RELX (Investments) plc	05810043
RELX Overseas Holdings Limited	09489059
REV Venture Partners Limited	04226986
SciBite Limited	07778456
Sustainable Energy Conferences Limited	12157497
Tracesmart Limited	03827062